Foreign Exchange Loss	12 Months Ended
Dec. 31, 2022
Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange Loss	Foreign Exchange Gain (Loss)The following foreign exchange gains (losses) arise as a result of balances and transactions in the Company’s Brazilian subsidiaries that are denominated in currencies other than the Brazilian Reals (BRL$), which is their functional currency.

	Year ended December 31,
	2022	2021
Foreign exchange gain (loss) on USD denominated debt in Brazil	$3,890	$(5,370)
Realized foreign exchange loss on derivative contracts (note 23)	(12,498)	(22,240)
Unrealized foreign exchange gain on derivative contracts (note 23)	33,092	3,911
Foreign exchange (loss) gain on other financial assets and liabilities	(4,574)	1,731
	$19,910	$(21,968)